Employment and Compensation Arrangements (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019	Sep. 30, 2018	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Employment and Compensation Arrangements
Share-based compensation expense	$ 9,567	$ 33,932	$ 3,660	$ 2,842	$ 37,108	$ 7,022	$ 46,675	$ 10,682	$ 13,715	$ 17,663
Tax benefits	$ 45	$ 85	$ 96	$ 85	$ 163	$ 192	$ 201	$ 288	$ 2,740	$ 3,192
Authorized grants	60,000,000	60,000,000			60,000,000		60,000,000		33,034,167
Stock options not granted									8,509,469	10,479,363
Unrecognized compensation cost	$ 8,934	$ 12,971			$ 12,971		$ 8,934		$ 19,637	$ 29,633
Recognition period of unrecognized compensation cost					2 years 8 months 12 days		2 years 6 months		5 years
Management Incentive Plan
Employment and Compensation Arrangements
Vesting period					5 years		5 years		5 years
Equity Incentive Plan2016 [Member]
Employment and Compensation Arrangements
Stock options not granted	37,043,548	34,747,066			34,747,066		37,043,548